Quarterly Information - Schedule of Quarterly Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 6,295,884	$ 6,742,202	$ 6,460,774	$ 5,568,419	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 25,067,279	$ 20,252,393	$ 16,208,122
Gross margin	1,112,262	1,290,150	1,166,590	726,406	520,568	578,964	709,625	760,250
Net earnings	681,070	706,287	713,615	380,112	395,094	266,105	341,724	377,648	2,481,084	1,380,571	900,416
Net earnings attributable to Nucor stockholders	$ 646,779	$ 676,656	$ 683,153	$ 354,179	$ 383,891	$ 254,850	$ 323,048	$ 356,899	$ 2,360,767	$ 1,318,688	$ 796,271
Basic	$ 2.08	$ 2.13	$ 2.14	$ 1.11	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 7.44	$ 4.11	$ 2.48
Diluted	$ 2.07	$ 2.13	$ 2.13	$ 1.10	$ 1.20	$ 0.79	$ 1.00	$ 1.11	$ 7.42	$ 4.10	$ 2.48